SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convertible Notes (Details) - USD ($)	Jan. 21, 2019	May 05, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Other current financial assets			$ 2,057,000	$ 1,577,000
Other financial assets non current			25,233,000	15,147,000
Borrowings			12,240,000	25,968,000	$ 51,386,000	$ 0
Convertible notes
Disclosure of subsidiaries [line items]
Other current financial assets			1,267,000	860,000
Other financial assets non current			2,608,000	306,000
Subsidiaries | Globant España S.A. | Drixit Technologies Inc and Woolabs S.A
Disclosure of subsidiaries [line items]
Borrowings			$ 3,006,000
Subsidiaries | Globant España S.A. | Drixit Technologies Inc and Woolabs S.A | Minimum
Disclosure of subsidiaries [line items]
Borrowings, interest rate			2.00%
Subsidiaries | Globant España S.A. | Drixit Technologies Inc and Woolabs S.A | Maximum
Disclosure of subsidiaries [line items]
Borrowings, interest rate			8.00%
Subsidiaries | Globant España S.A. | Collokia LLC
Disclosure of subsidiaries [line items]
Borrowings		$ 100,000
Borrowings, interest rate		2.80%
Borrowing term		18 months
Financial assets, at fair value				130,000
Subsidiaries | Globant España S.A. | Wolox
Disclosure of subsidiaries [line items]
Borrowings	$ 1,800,000
Borrowings, interest rate	2.00%
Borrowing term	18 months
Participation sold				$ 2,600,000
Subsidiaries | Sistemas Globales S.A. | Globant Ventures S.A.S.
Disclosure of subsidiaries [line items]
Borrowings			$ 869,000
Subsidiaries | Sistemas Globales S.A. | Globant Ventures S.A.S. | Minimum
Disclosure of subsidiaries [line items]
Borrowings, interest rate			5.00%
Subsidiaries | Sistemas Globales S.A. | Globant Ventures S.A.S. | Maximum
Disclosure of subsidiaries [line items]
Borrowings, interest rate			12.00%